Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Warrant Liabilities - Fair Value, Inputs, Level 3 [Member] - Private Placement [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning	$ 50,000	$ 2,497,500
Change in valuation inputs or other assumptions	650,000	(2,447,500)
Fair value at ending	$ 700,000	$ 50,000